Stockholders' Deficit - Additional Information (Details)				1 Months Ended	3 Months Ended			11 Months Ended	12 Months Ended		14 Months Ended
	Nov. 10, 2023 $ / shares shares	Nov. 30, 2022 $ / shares shares	Sep. 23, 2021 $ / shares shares	Nov. 30, 2022 $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares		Dec. 31, 2021 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 09, 2024 $ / shares	Mar. 04, 2024 vote $ / shares shares	Feb. 20, 2024 shares	Dec. 13, 2023 shares	Sep. 28, 2021 $ / shares
Class Of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares					$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares					$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, number of shares issued in transaction (in shares)									490,000
Sale of units description		In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).		In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 342,703 units for a purchase price of $11.67 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock (the “QT Imaging Private Placement Warrants”) with an exercise price of $11.67 (the “2022 Offering”).
Proceeds from issuance of units | $									$ 1,932,850
Fair Value Adjustment of Warrants | $					$ 23,123	$ 0			0	$ 108,100
Fair value of warrants issued with debt | $									$ 0	$ 5,066
Number of entitled vote | vote													1
Common stock, shares authorized (in dollars per share)					500,000,000				100,000,000	100,000,000	100,000,000
Common stock, shares issued					21,437,216				9,575,925	27,580,040	9,575,925
Common stock, shares, outstanding (in shares)					21,437,216				9,575,925	27,580,040	9,575,925		21,437,216
Common stock reserved for future issuance					46,384,295				14,138,960		14,138,960
Preferred stock, shares authorized (in shares)					10,000,000				10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)					0				0	0	0
Preferred stock, shares outstanding (in shares)					0				0	0	0
Class of warrant or right, outstanding (in shares)								624,508	1,231,574	905,470	1,231,574
US Capital Global QT Imaging LLC | Fourth Amendment
Class Of Stock [Line Items]
Fair Value Adjustment of Warrants | $									$ 156,505
Common Stock
Class Of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 4		$ 4
Warrants
Class Of Stock [Line Items]
Sale of stock, price per share (in dollars per share) | $ / shares		$ 4		$ 4					$ 4		$ 4
Fair Value Adjustment of Warrants | $									$ 462,413	$ 404,888
Adjustment of Warrants Granted for Services | $									0	108,100
Fair value of warrants issued with debt | $									$ 15,317	$ 5,066
Common Stock
Class Of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.001	$ 0.001	$ 0.001
Common stock, dividends, per share, declared | $ / shares									$ 0
Common stock, shares authorized (in dollars per share)									100,000,000	100,000,000	100,000,000
Common stock, voting rights per share									Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued									27,941,290	27,580,040	27,941,290
Common stock, shares, outstanding (in shares)					21,437,216	9,535,648	[1]	27,351,290	27,941,290	27,580,040	27,941,290
Common Stock | Working Capital Note
Class Of Stock [Line Items]
Common stock reserved for future issuance									2,073,554		2,073,554
Preferred Stock
Class Of Stock [Line Items]
Preferred stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)									10,000,000	10,000,000	10,000,000
Preferred stock, shares issued (in shares)					0				0	0	0
Preferred stock, shares outstanding (in shares)					0				0	0	0
QT Imaging Private Placement Warrants
Class Of Stock [Line Items]
Number of securities called by each warrant or right (in shares)		1		1
PubCo Warrants
Class Of Stock [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares					$ 9.2
Total equity proceeds, percentage					65.00%
Class of warrant or right, threshold trading days					20 days
Class of warrant or right, greater than the market value, percentage					115.00%
Class of warrant or right, threshold trading day period					30 days
Expiration term					5 years
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 11.5
Class of warrant or right, outstanding (in shares)					23,889,364
PubCo Warrants | Minimum
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 0.01
PubCo Warrants | Maximum
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares					$ 18
PubCo Warrants | Subsequent Event
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 2.3
PubCo Warrants | Subsequent Event | Maximum
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares												$ 3.6
QT Imaging Warrants
Class Of Stock [Line Items]
Warrants outstanding value | $						$ 431,438
Share-based compensation arrangement by share-based payment award, non-option equity instruments, issued (in shares)					0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares													$ 11.67
Class of warrant or right, outstanding (in shares)					0				422,064		422,064
QT Imaging Remaining Warrants
Class Of Stock [Line Items]
Warrants outstanding value | $						15,317
Private Placement
Class Of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)		1,000,000		342,703	0				261,250	228,750	167,925
Sale of stock, price per share (in dollars per share) | $ / shares		$ 11.67		$ 11.67
Proceeds from issuance of units | $									$ 1,026,550	$ 906,300
Consideration received on transaction | $						$ 956,550					$ 1,932,850
Private Placement | US Capital Global QT Imaging LLC | Fourth Amendment
Class Of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	25,000
Sale of stock, price per share (in dollars per share) | $ / shares	$ 2.5
Private Placement | QT Imaging Private Placement Warrants
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares		$ 11.67		$ 11.67
GIGCAPITAL5 INC [Member]
Class Of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares			$ 0.0001						$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, price per share (in dollars per share) | $ / shares																$ 10
Common stock, shares authorized (in dollars per share)									100,000,000	100,000,000	100,000,000
Common stock, shares issued									6,545,000	6,545,000	6,545,000
Common stock, shares, outstanding (in shares)									6,545,000	6,545,000	6,545,000
Redeemable common stock, shares									2,114,978	4,014,050	2,114,978
Preferred stock, shares authorized (in shares)									1,000,000	1,000,000	1,000,000
Preferred stock, shares issued (in shares)									0	0	0
Preferred stock, shares outstanding (in shares)									0	0	0
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares			$ 11.5					$ 11.5								$ 11.5
Minimum price per share required for redemption of warrants | $ / shares									$ 18		$ 18
GIGCAPITAL5 INC [Member] | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Effective date of grant award agreement									Sep. 23, 2021
GIGCAPITAL5 INC [Member] | Mr Weightman | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture									5,000
Common stock issued in consideration for future service			5,000					5,000	5,000
Effective date of grant award agreement								Sep. 23, 2021
Description of fair value of common stock shares vest recognition									If an initial Business Combination occurs and the 5,000 shares have not been previously forfeited, the fair value of the common stock on the date the shares vest will be recognized as stock-based compensation in the Company’s statements of operations and comprehensive loss when the completion of the Business Combination becomes probable.
GIGCAPITAL5 INC [Member] | Interest Solutions (ICR) | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Common stock issued in consideration for future service									10,000
Number of shares not subject to forfeiture									10,000
Number of shares, grant date fair value expensed upon issuance									10,000
GIGCAPITAL5 INC [Member] | Non-Employee Consultants | Restricted Stock | Insider Shares Grant Agreements
Class Of Stock [Line Items]
Number of shares subject to forfeiture									15,000
GIGCAPITAL5 INC [Member] | Warrants
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares									$ 11.5		11.5
Percentage of warrants exercise price									115.00%
Period after business combination when warrants become exercisable									30 days
Period after offering when warrants become exercisable									12 months
Warrants exercisable expiration period after completion of business combination									5 years
Period allotted to complete the business combination									30 months
Net cash settlement value of warrants | $									$ 0
Redemption price per warrant | $ / shares									$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants									30 days
Class of warrant or right, outstanding (in shares)									23,795,000	23,795,000	23,795,000
GIGCAPITAL5 INC [Member] | Warrants | Minimum
Class Of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances									65.00%
GIGCAPITAL5 INC [Member] | Warrants | Maximum
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares									$ 9.2		$ 9.2
GIGCAPITAL5 INC [Member] | Common Stock
Class Of Stock [Line Items]
Common stock, shares authorized (in dollars per share)									100,000,000		100,000,000
Common stock, voting rights per share									Holders of the Company’s common stock are entitled to one vote for each share of common stock
Common stock, shares issued										6,545,000					6,545,000
Common stock, shares, outstanding (in shares)								6,545,000	6,545,000	6,545,000	6,545,000
Redeemable common stock, shares									2,114,978	4,014,050	2,114,978
Temporary equity, shares outstanding									2,114,978	4,014,050	2,114,978
Common stock reserved for future issuance									23,945,000		23,945,000
GIGCAPITAL5 INC [Member] | Common Stock | Maximum
Class Of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares									$ 9.2		$ 9.2
GIGCAPITAL5 INC [Member] | Common Stock | Working Capital Note
Class Of Stock [Line Items]
Common stock reserved for future issuance									150,000		150,000
GIGCAPITAL5 INC [Member] | Common Stock | Warrants
Class Of Stock [Line Items]
Common stock reserved for future issuance									23,795,000		23,795,000
GIGCAPITAL5 INC [Member] | Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized (in shares)									1,000,000		1,000,000
Preferred stock, shares issued (in shares)									0	0	0
Preferred stock, shares outstanding (in shares)									0	0	0
GIGCAPITAL5 INC [Member] | Subsequent Event
Class Of Stock [Line Items]
Temporary equity, shares outstanding														848,003
GIGCAPITAL5 INC [Member] | Private Placement
Class Of Stock [Line Items]
Sale of units description									Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
GIGCAPITAL5 INC [Member] | Private Placement | Working Capital Note
Class Of Stock [Line Items]
Sale of stock, number of shares issued in transaction (in shares)									150,000	150,000
GIGCAPITAL5 INC [Member] | Private Placement | Common Stock
Class Of Stock [Line Items]
Common stock, par or stated value per share (in dollars per share) | $ / shares									$ 0.0001		$ 0.0001

[1]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).